T. ROWE PRICE GROWTH STOCK FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 17.7%
Entertainment 3.7%
Electronic Arts (1)		4,514,739	458,833
Walt Disney		5,962,396	662,005
Netflix (1)		2,505,400	893,325
			2,014,163
Interactive Media & Services 14.0%
Facebook, Class A (1)		16,773,018	2,795,894
Alphabet, Class C (1)		1,375,076	1,613,390
Alphabet, Class A (1)		1,408,891	1,658,110
Tencent Holdings (HKD)		25,864,800	1,189,465
IAC/InterActiveCorp (1)		1,644,636	345,555
			7,602,414
Total Communication Services			9,616,577
CONSUMER DISCRETIONARY 19.7%
Auto Components 1.0%
Aptiv		6,618,706	526,121
			526,121
Automobiles 0.8%
Ferrari		3,317,227	443,845
			443,845
Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands		6,267,300	382,055
McDonald's		1,864,300	354,030
MGM Resorts International		9,992,500	256,407
Wynn Resorts		3,984,459	475,426
			1,467,918
Household Durables 0.4%
NVR (1)		76,470	211,593
			211,593

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Internet & Direct Marketing Retail 12.0%
Alibaba Group Holding, ADR (1)	6,093,916	1,111,835
Amazon.com (1)	2,653,701	4,725,578
Booking Holdings (1)	391,790	683,638
Uber Technologies, Class A, Acquisition Date: 1/16/18,
Cost $3,122 (1)(2)(3)	94,698	4,619
		6,525,670
Multiline Retail 1.7%
Dollar General	1,600,100	190,892
Dollar Tree (1)	4,262,984	447,784
Dollarama (CAD)	10,697,937	285,390
		924,066
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Class B	7,105,697	598,371
		598,371
Total Consumer Discretionary		10,697,584
CONSUMER STAPLES 1.2%
Tobacco 1.2%
Philip Morris International	7,496,076	662,578
Total Consumer Staples		662,578
FINANCIALS 4.2%
Capital Markets 3.5%
Charles Schwab	13,532,500	578,650
Intercontinental Exchange	4,429,626	337,272
Morgan Stanley	6,867,257	289,798
S&P Global	409,300	86,178
TD Ameritrade Holding	12,348,846	617,319
		1,909,217
Insurance 0.7%
Chubb	2,673,900	374,560
		374,560
Total Financials		2,283,777

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 14.7%
Biotechnology 2.1%
Alexion Pharmaceuticals (1)	2,154,078	291,188
Vertex Pharmaceuticals (1)	4,586,575	843,701
		1,134,889
Health Care Equipment & Supplies 5.5%
Becton Dickinson & Company	4,034,833	1,007,619
Intuitive Surgical (1)	1,537,454	877,240
Stryker	5,546,113	1,095,468
		2,980,327
Health Care Providers & Services 6.9%
Anthem	2,579,168	740,170
Centene (1)	6,927,108	367,829
Cigna	3,576,142	575,115
HCA Healthcare	1,989,689	259,416
Humana	613,600	163,217
UnitedHealth Group	5,272,062	1,303,570
WellCare Health Plans (1)	1,317,012	355,264
		3,764,581
Pharmaceuticals 0.2%
Elanco Animal Health (1)	698,820	22,411
Eli Lilly	988,536	128,273
		150,684
Total Health Care		8,030,481
INDUSTRIALS & BUSINESS SERVICES 9.3%
Aerospace & Defense 4.6%
Boeing	5,483,122	2,091,372
Northrop Grumman	1,618,000	436,213
		2,527,585
Industrial Conglomerates 1.7%
Honeywell International	1,590,100	252,699
Roper Technologies	1,976,533	675,915
		928,614

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Machinery 1.6%
Fortive	6,506,463	545,827
Wabtec	4,292,324	316,430
		862,257
Professional Services 1.4%
Equifax	2,134,107	252,892
TransUnion	7,301,225	488,014
		740,906
Total Industrials & Business Services		5,059,362
INFORMATION TECHNOLOGY 27.6%

IT Services 11.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(2)(3)	31,461,841	176,501
Fidelity National Information Services	3,764,800	425,799
Fiserv (1)	5,512,424	486,637
Mastercard, Class A	6,894,230	1,623,246
PayPal Holdings (1)	5,685,048	590,335
Visa, Class A	12,200,746	1,905,635
Worldpay, Class A (1)	7,957,798	903,210
		6,111,363
Semiconductors & Semiconductor Equipment 1.9%
ASML Holding, ADR	2,387,771	449,020
NVIDIA	3,173,400	569,816
		1,018,836
Software 13.8%
Intuit	3,184,016	832,334
Microsoft	24,116,045	2,844,246
Red Hat (1)	3,093,427	565,169
salesforce.com (1)	4,415,635	699,304
ServiceNow (1)	1,342,381	330,883
Splunk (1)	3,267,100	407,081
Symantec	30,992,585	712,519
VMware, Class A	3,144,860	567,679

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Workday, Class A (1)	2,846,454	548,939
		7,508,154
Technology Hardware, Storage & Peripherals 0.7%
Apple	2,156,998	409,722
		409,722
Total Information Technology		15,048,075
MATERIALS 0.6%
Chemicals 0.6%
DowDuPont	6,131,800	326,886
Total Materials		326,886
REAL ESTATE 0.5%
Equity Real Estate Investment Trusts 0.5%
Crown Castle International, REIT	1,980,591	253,516
		253,516
Real Estate Management & Development 0.0%
WeWork, Class A, Acquisition Date: 6/23/15,
Cost $1,632 (1)(2)(3)	49,621	2,545
		2,545
Total Real Estate		256,061
UTILITIES 1.5%
Electric Utilities 0.7%
NextEra Energy	1,895,550	366,448
		366,448
Multi-Utilities 0.8%
Sempra Energy	3,699,286	465,592
		465,592
Total Utilities		832,040
Total Miscellaneous Common Stocks (4) 0.3%		140,363
Total Common Stocks (Cost $29,915,233)		52,953,784

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.2%
CONSUMER DISCRETIONARY 0.8%

Internet & Direct Marketing Retail 0.8%
Airbnb, Series D, Acquisition Date: 4/16/14,
Cost $63,308 (1)(2)(3)	1,554,984	180,440
Airbnb, Series E, Acquisition Date: 7/14/15,
Cost $47,972 (1)(2)(3)	515,299	59,795
Uber Technologies, Series A, Acquisition Date: 1/16/18,
Cost $445 (1)(2)(3)	13,498	658
Uber Technologies, Series B, Acquisition Date: 1/16/18,
Cost $1,193 (1)(2)(3)	36,200	1,766
Uber Technologies, Series C-1, Acquisition Date: 1/16/18,
Cost $316 (1)(2)(3)	9,572	467
Uber Technologies, Series C-2, Acquisition Date: 1/16/18,
Cost $256 (1)(2)(3)	7,754	378
Uber Technologies, Series C-3, Acquisition Date: 1/16/18,
Cost $3 (1)(2)(3)	91	5
Uber Technologies, Series D, Acquisition Date: 1/16/18,
Cost $284 (1)(2)(3)	8,606	420
Uber Technologies, Series E, Acquisition Date: 1/16/18,
Cost $136 (1)(2)(3)	4,139	202
Uber Technologies, Series G, Acquisition Date: 12/3/15,
Cost $93,311 (1)(2)(3)	1,913,210	93,312
Uber Technologies, Series G-1, Acquisition Date: 1/16/18,
Cost $1,013 (1)(2)(3)	20,775	1,013
Uber Technologies, Series Seed, Acquisition Date: 1/16/18,
Cost $1,139 (1)(2)(3)	34,554	1,685
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $49,217 (1)(2)(3)	1,794,537	86,120
Total Consumer Discretionary		426,261
INFORMATION TECHNOLOGY 0.3%

Communications Equipment 0.2%
Magic Leap, Series C, Acquisition Date: 1/20/16,
Cost $56,026 (1)(2)(3)	2,432,419	65,676
Magic Leap, Series D, Acquisition Date: 10/12/17,
Cost $50,853 (1)(2)(3)	1,883,455	50,853
		116,529

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Software 0.1%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $43,359 (1)(2)(3)	469,229	43,358
		43,358
Total Information Technology		159,887
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork, Series E, Acquisition Date: 6/23/15,
Cost $41,323 (1)(2)(3)	1,256,420	64,454
Total Real Estate		64,454
Total Convertible Preferred Stocks (Cost $450,154)		650,602

SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 2.49% (5)(6)	834,590,722	834,591
Total Short-Term Investments (Cost $834,591)		834,591

Total Investments in Securities 100.0%
(Cost $31,199,978)		$54,438,977
Other Assets Less Liabilities —%		(23,591)
Net Assets 100.0%		$54,415,386

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $834,267 and represents 1.5% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE GROWTH STOCK FUND

ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
CAD Canadian Dollar
HKD Hong Kong Dollar

T. ROWE PRICE GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$5,155	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$257,097	¤	¤ $	834,591	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,155 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $834,591.

T. ROWE PRICE GROWTH STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GROWTH STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE GROWTH STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $21,806,000 for the period ended March 31, 2019.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period	Purchases	3/31/19
Investment in Securities
Common Stocks	$183,691$	(26) $	— $	183,665
Convertible Preferred
Stocks	585,411	21,832	43,359	650,602
Total Level 3	$769,102$	21,806$	43,359$	834,267